UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.

[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Main Street Research LLC

Address: 30 Liberty Ship Way, Suite 3330
	Sausalito, CA 94965

Form 13F File Number:  028-14411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charito A. Mittelman

Title: Chief Compliance Officer

Phone: 415-289-1010

Signature, Place, and Date of Signing:

Charito A. Mittelman	Sausalito, CA May 7, 2012


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 127

Form 13F Information Table Value Total: $262,450


List of Other Included Managers: NONE

 FORM 13F INFORMATION TABLE


FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Cl A        COM              084670108      853        7 SH       Sole                        7
3M Company                     COM              88579Y101      241     270  SH       Sole                     2700
Abbott Laboratories            COM              002824100     1202    19619 SH       Sole                    19619
Ace Limited                    COM              H0023R105      220     3000 SH       Sole                     3000
Agilent Technologies           COM              00846u101      343     7700 SH       Sole                     7700
Altria Group Inc               COM              02209S103      290     9383 SH       Sole                     9383
Ambev-Cia De Bebidas Adr       COM              20441w203     5649   136710 SH       Sole                   136710
American Electric Power        COM              025537101     5854   151743 SH       Sole                   151743
American Express               COM              025816109     2258    39032 SH       Sole                    39032
Anadarko Petroleum Corp        COM              032511107      206     2629 SH       Sole                     2629
Apple Computer                 COM              037833100     9601    16014 SH       Sole                    16014
Astrazeneca Plc Adr F          COM              046353108     4302    96689 SH       Sole                    96689
At&t Inc                       COM              00206R102     2354    75383 SH       Sole                    75383
Auto Data Processing           COM              053015103      599    10848 SH       Sole                    10848
Babson Cap Corp                COM              05617k109      982    59102 SH       Sole                    59102
Banco Bradesco S.A.            COM              059460303     4357   248966 SH       Sole                   248966
Bank America Corp New          COM              060505104      231    24168 SH       Sole                    24168
Bard C R Inc                   COM              067383109     1721    17433 SH       Sole                    17433
Bed Bath and Beyond            COM              075896100     4365    66375 SH       Sole                    66375
Berkshire Hathaway CL B        COM              084670702      367     4520 SH       Sole                     4520
BioMarin Pharmaceuticals Inc   COM              09061G101      682    19925 SH       Sole                    19925
Biogen IDEC Inc                COM              09062X103      774     6144 SH       Sole                     6144
Brasil Foods SA Adr            COM              10552T107     2523   126088 SH       Sole                   126088
Bristol-Myers Squibb Co. Com.  COM              110122108     4610   136607 SH       Sole                   136607
C V S Caremark Corp            COM              126650100      715    15949 SH       Sole                    15949
CPFL Energia SA                COM              126153105      306    10110 SH       Sole                    10110
Cardinal Health                COM              14149Y108      373     8660 SH       Sole                     8660
Caterpillar Inc                COM              149123101     1978    18565 SH       Sole                    18565
Celgene Corp                   COM              151020104      623     8034 SH       Sole                     8034
Charles Schwab Corp            COM              808513105     1138    79224 SH       Sole                    79224
Chevron Corp                   COM              166764100     8016    74766 SH       Sole                    74766
China Petroleum & Chemical Cor COM              16941R108      265     2435 SH       Sole                     2435
Chubb Corp                     COM              171232101      333     4823 SH       Sole                     4823
Cisco Systems, Inc.            COM              17275r102      300    14165 SH       Sole                    14165
Clorox Co. Calif.              COM              189054109      948    13789 SH       Sole                    13789
Cnooc Ltd                      COM              126132109      399     1955 SH       Sole                     1955
Coca Cola Co.                  COM              191216100     1031    13933 SH       Sole                    13933
Colgate-Palmolive Co           COM              194162103     2950    30166 SH       Sole                    30166
Comcast Corp Cl A              COM              20030N101      362    12066 SH       Sole                    12066
Conoco Phillips                COM              20825c104      506     6661 SH       Sole                     6661
Costco Corp                    COM              22160K105     3084    33965 SH       Sole                    33965
Danaher Corp Del               COM              235851102     5685   101512 SH       Sole                   101512
Diageo Plc New ADR             COM              25243q205     4321    44781 SH       Sole                    44781
Dominion Resources             COM              25746u109     5235   102235 SH       Sole                   102235
Duke Energy Corp New           COM              26441c105      207     9830 SH       Sole                     9830
Exxon Mobil Corp               COM              30231G102     5116    58991 SH       Sole                    58991
Fastenal Company               COM              311900104     5590   103325 SH       Sole                   103325
Forest Laboratories            COM              345838106      221     6357 SH       Sole                     6357
Franklin Resources Inc         COM              354613101      330     2664 SH       Sole                     2664
Freeport McMoran Cp & Gold     COM              35671d857     3061    80465 SH       Sole                    80465
Gartner, Inc.                  COM              366651107      204     4777 SH       Sole                     4777
General Electric Co.           COM              369604103      448    22315 SH       Sole                    22315
General Mills, Inc.            COM              370334104      946    23969 SH       Sole                    23969
Gilead Sciences                COM              375558103     1753    35887 SH       Sole                    35887
GlaxoSmithKline PLC            COM              37733w105      271     6027 SH       Sole                     6027
Gold Corp Inc                  COM              380956409      573    12715 SH       Sole                    12715
Heinz H J Co                   COM              423074103      626    11690 SH       Sole                    11690
IAC Interactive Corp           COM              44919p508      295     6017 SH       Sole                     6017
Int'l Business Machines        COM              459200101     5432    26032 SH       Sole                    26032
Intel Corp                     COM              458140100      205     7289 SH       Sole                     7289
Intuitive Surgical Inc         COM              46120e602      534      986 SH       Sole                      986
Johnson & Johnson              COM              478160104      804    12194 SH       Sole                    12194
KKR & Co. L.P.                 COM              48248M102     5197   350435 SH       Sole                   350435
Kellogg Co.                    COM              487836108      447     8334 SH       Sole                     8334
Kraft foods Inc                COM              50075n104     5247   138037 SH       Sole                   138037
LinkedIn                       COM              53578a108     2450    24020 SH       Sole                    24020
McDonald's Corp.               COM              580135101     4545    46335 SH       Sole                    46335
Medco Health Solutions         COM              58405U102      514     7309 SH       Sole                     7309
Merck & Co Inc                 COM              58933y105      364     9471 SH       Sole                     9471
Microsoft Corp                 COM              594918104      502    15567 SH       Sole                    15567
Newmont Mining Corp.           COM              651639106      905    17648 SH       Sole                    17648
Noble Energy Inc               COM              655044105     1602    16379 SH       Sole                    16379
Nordstrom Inc                  COM              655664100      213     3825 SH       Sole                     3825
Norfolk Southern Corp.         COM              655844108      204     3100 SH       Sole                     3100
Oracle                         COM              68389X105      679    23284 SH       Sole                    23284
Pac Mercantile Bancorp         COM              694552100       69    12650 SH       Sole                    12650
Parker Drilling Co             COM              701081101      738   123540 SH       Sole                   123540
Parker-Hannifin Corp           COM              701094104     3948    46690 SH       Sole                    46690
Pepsico                        COM              713448108     1824    27488 SH       Sole                    27488
Perrigo Company                COM              714290103     1037    10038 SH       Sole                    10038
Pfizer, Inc.                   COM              717081103      407    17965 SH       Sole                    17965
Philip Morris International    COM              718172109      658     7425 SH       Sole                     7425
Polaris Industries Inc         COM              731068102      217     3009 SH       Sole                     3009
Precision Castparts Corp       COM              740189105     4935    28545 SH       Sole                    28545
Procter & Gamble Co.           COM              742718109    21406   318488 SH       Sole                   318488
Qualcomm Inc                   COM              747525103     3082    45288 SH       Sole                    45288
Rackspace Hosting Inc.         COM              750086100     2730    47235 SH       Sole                    47235
Ross Stores Inc                COM              778296103     5381    92624 SH       Sole                    92624
Royal Dutch Shell Plc Cl B     COM              780259107     4100    58050 SH       Sole                    58050
S A P Aktiengesell ADR         COM              803054204     1380    19761 SH       Sole                    19761
Salesforce.com                 COM              79466l302      534     3454 SH       Sole                     3454
Sanofi Aventis Adr             COM              80105n105      306     7906 SH       Sole                     7906
Sempra Energy                  COM              816851109      605    10095 SH       Sole                    10095
Siemens AG Adr                 COM              826197501     1009    10005 SH       Sole                    10005
Sirius XM Radio                COM              82967N108      124    53630 SH       Sole                    53630
Smith & Nephew Adr             COM              83175M205     1453    28766 SH       Sole                    28766
Smucker JM Company             COM              832696405      328     4028 SH       Sole                     4028
Sysco Corp.                    COM              871829107      204     6845 SH       Sole                     6845
Taiwan Semiconductor Adr       COM              874039100     1329    86951 SH       Sole                    86951
Target Corp                    COM              87612E106     3903    66988 SH       Sole                    66988
Teradata Corp                  COM              88076W103      330     4836 SH       Sole                     4836
Terra Nitrogen Co. LP          COM              881005201      251     1000 SH       Sole                     1000
Teva Pharm Inds Ltd            COM              881624209      209     4644 SH       Sole                     4644
The Southern Company           COM              842587107     4684   104241 SH       Sole                   104241
Tractor Supply Company         COM              892356106     2326    25687 SH       Sole                    25687
US Bancorp DEL                 COM              902973304     2659    83940 SH       Sole                    83940
Ultrapar Participacoes S.A.    COM              90400p101     2430   112025 SH       Sole                   112025
Unilever PLC Amer Shs F        COM              904767704     1172    35455 SH       Sole                    35455
Union Pacific Corp             COM              907818108      291     2707 SH       Sole                     2707
VMware Inc                     COM              928563402      595     5294 SH       Sole                     5294
Verizon Communications         COM              92343v104     4890   127915 SH       Sole                   127915
Vodafone Group                 COM              92857w209      222     8030 SH       Sole                     8030
Walgreen Co.                   COM              931422109      218     6504 SH       Sole                     6504
Walt Disney Holding Co.        COM              254687106      240     5488 SH       Sole                     5488
Watson Pharmaceuticals         COM              942683103     8713   129934 SH       Sole                   129934
Wells Fargo                    COM              949746101      243     7120 SH       Sole                     7120
Whole Foods Market Inc         COM              966837106     4616    55476 SH       Sole                    55476
Xilinx Inc                     COM              983919101     4445   121851 SH       Sole                   121851
Yum Brands Inc                 COM              988498101     5505    77332 SH       Sole                    77332
Zimmer Holdings Inc            COM              98956P102      258     4011 SH       Sole                     4011
PowerShares QQQ Trust          ETF              73935a104      331     4896 SH       Sole                     4896
Vanguard Total Stock Market VI ETF              922908769      415     5749 SH       Sole                     5749
Kinder Morgan Energy LP        MLP              494550106     2332    28184 SH       Sole                    28184
Magellan Midstream Partners    MLP              559080106     4128    57060 SH       Sole                    57060
American Tower Corp            REIT             03027x100     5026    79750 SH       Sole                    79750
Digital Realty Trust Inc       REIT             253868103      601     8130 SH       Sole                     8130
Health Care Reit               REIT             42217K106      978    17789 SH       Sole                    17789

Total                                                     $262,450
